Income Taxes - Additional Information (Detail) € in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016 USD ($)	Mar. 31, 2016 EUR (€)
Income Tax Disclosure [Abstract]
Effective tax rate	60.80%	(8.50%)	(8.50%)
Non-tax deductible charge		$ 502	€ 450